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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      January 12, 2009
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $88,062 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-DEC-08


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
A T & T Inc.                     Com    00206R102     3678      129037  SH            Sole                129037
Alcoa Inc                        Com    013817101     1046       92875  SH            Sole                 92875
Allstate Corporation             Com    020002101     2332       71175  SH            Sole                 71175
American Eagle Outfitters Inc.   Com    02553E106      429       45860  SH            Sole                 45860
Annaly Capital Mgmt Inc REIT     Com    035710409     3820      240700  SH            Sole                240700
Archer Daniels Midland           Com    039483102     5063      175625  SH            Sole                175625
Arkansas Best Corporation        Com    040790107      781       25950  SH            Sole                 25950
Bank of America Corporation      Com    060505104     1553      110333  SH            Sole                110333
Best Buy Company Inc             Com    086516101     1181       42020  SH            Sole                 42020
Black Box Corporation            Com    091826107     1939       74230  SH            Sole                 74230
Boeing Company                   Com    097023105     2739       64200  SH            Sole                 64200
Carlisle Companies Inc           Com    142339100     1596       77080  SH            Sole                 77080
Caterpillar Inc                  Com    149123101     1288       28825  SH            Sole                 28825
Conoco Phillips                  Com    20825C104      761       14695  SH            Sole                 14695
Consolidated Edison, Inc         Com    209115104     2340       60115  SH            Sole                 60115
Cullen Frost Bankers             Com    229899109     4590       90576  SH            Sole                 90576
Cynosure, Inc Cl A               Com    232577205      137       15000  SH            Sole                 15000
Diamondrock Hsp Co REIT          Com    252784301      146       28860  Sh            Sole                 28860
Dover Corporation                Com    260003108     3250       98735  SH            Sole                 98735
Dow Chemical Company             Com    260543103      898       59520  SH            Sole                 59520
Emcore Corporation               Com    290846104       65       50000  SH            Sole                 50000
Ener Conv Devices Inc            Com    292659109     1683       66766  SH            Sole                 66766
Ensco International              Com    26874Q100     1545       54408  SH            Sole                 54408
Enzo Biochem Inc                 Com    294100102      269       55001  SH            Sole                 55001
Exxon Mobil Corporation          Com    30231G102      218        2725  SH            Sole                  2725
Gannett Company                  Com    364730101     1354      169200  SH            Sole                169200
Genworth Financial Inc           Com    37247D106      229       80880  SH            Sole                 80880
Granite Construction Inc         Com    387328107     1599       36410  SH            Sole                 36410
Home Depot Inc                   Com    437076102     1715       74480  SH            Sole                 74480
IBM                              Com    459200101     2105       25015  SH            Sole                 25015
JC Penney Co Inc                 Com    708160106     2082      105660  SH            Sole                105660
Johnson & Johnson                Com    478160104      619       10340  SH            Sole                 10340
Lincoln National Corporation     Com    534187109      409       21692  SH            Sole                 21692
Marsh & McLennan                 Com    571748102     3615      148965  SH            Sole                148965
PPG Industries Inc               Com    693506107     2698       63585  SH            Sole                 63585
Sara Lee Corporation             Com    803111103      517       52840  SH            Sole                 52840
Southern Union Company           Com    844030106     1668      127915  SH            Sole                127915
Staples Inc                      Com    855030102     1322       73765  SH            Sole                 73765
Technitrol Inc                   Com    878555101      929      267095  SH            Sole                267095
Verizon Communication Inc        Com    92343V104     2086       61525  SH            Sole                 61525
Vulcan Materials Company         Com    929160109     1976       28405  SH            Sole                 28405
Wyeth                            Com    983024100     2466       65740  SH            Sole                 65740
Barclays Plc ADR                        06738E204      864       88125  SH            Sole                 88125
Canon Inc ADR                           138006309      567       18052  SH            Sole                 18052
Ingersoll-Rand Company                  G4776G101     1798      103605  SH            Sole                103605
Nippon Telegraph & Telephone            654624105     5443      200200  SH            Sole                200200
Nissan Motor Co Ltd                     654744408     1031      141605  SH            Sole                141605
Nokia Corporation                       654902204     3984      255380  SH            Sole                255380
RenaissanceRe Holdings Ltd              G7496G103     1639       31780  SH            Sole                 31780
Teva Pharmaceuticals Ltd ADR            881624209      842       19770  SH            Sole                 19770
XL Capital Ltd                          G98255105      329       88872  SH            Sole                 88872
Alliance Worldwide Priv Fd              01879X103      202    19580.25  SH            Sole              19580.25
MrgnStnly AsiaPacific Fd                61744U106      396       37000  SH            Sole                 37000
MrgnStnly India Invest Fd               61745C105      231       18500  SH            Sole                 18500

Report Summary                   54 Data RECORDS       $88,062          1 Other Manager on Whose Behalf Report is Filed


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